Cover	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 17, 2023
Entity Registrant Name	Limeade, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-56464
Entity Tax Identification Number	06-1771116
Entity Address, Address Line One	10885 NE 4th Street
Entity Address, Address Line Two	Suite #400
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	888
Local Phone Number	830-9830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	LME
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001381507
Amendment Flag	false